Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 5,826,044
Amount at which shown in the Balance Sheet	6,236,118
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	115,747
Fair value	128,052
Amount at which shown in the Balance Sheet	128,052
Municipal
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	615,231
Fair value	729,333
Amount at which shown in the Balance Sheet	729,333
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	166,043
Fair value	179,765
Amount at which shown in the Balance Sheet	179,765
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	648,182
Fair value	722,099
Amount at which shown in the Balance Sheet	722,099
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,921,833
Fair value	3,073,632
Amount at which shown in the Balance Sheet	3,073,632
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	20,666
Fair value	21,955
Amount at which shown in the Balance Sheet	21,955
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	11,855
Fair value	11,408
Amount at which shown in the Balance Sheet	11,408
ABS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	41,725
Fair value	41,808
Amount at which shown in the Balance Sheet	41,808
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	8,726
Fair value	9,673
Amount at which shown in the Balance Sheet	9,673
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,550,008
Fair value	4,917,725
Amount at which shown in the Balance Sheet	4,917,725
Public Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,015
Fair value	4,553
Amount at which shown in the Balance Sheet	4,553
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	25,323
Fair value	32,263
Amount at which shown in the Balance Sheet	32,263
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	120,903
Fair value	155,736
Amount at which shown in the Balance Sheet	155,736
Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	1,922
Fair value	1,981
Amount at which shown in the Balance Sheet	1,981
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	152,163
Fair value	194,533
Amount at which shown in the Balance Sheet	194,533
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	629,142
Fair value	655,601
Amount at which shown in the Balance Sheet	629,142
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	39,589
Amount at which shown in the Balance Sheet	39,589
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	3,106
Fair value	3,106
Amount at which shown in the Balance Sheet	3,106
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	363,237
Amount at which shown in the Balance Sheet	363,237
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	88,799
Fair value	88,786
Amount at which shown in the Balance Sheet	$ 88,786